Carbon Collective Short Duration Green Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)

CORPORATE BONDS - 90.1%	Par	Value
Auto Manufacturers - 3.6%
Honda Motor Co. Ltd., 2.27%, 03/10/2025	$500,000	$495,349

Auto Parts & Equipment - 6.6%
Denso Corp., 4.42%, 09/11/2029, (Acquired 09/04/2024; Cost $500,000) (a)	500,000	494,392
LG Energy Solution Ltd., 5.63%, 09/25/2026, (Acquired 05/14/2024; Cost $400,215) (a)	400,000	403,695
		898,087

Banks - 37.5%(b)
Bank of America Corp., 1.53% (SOFR + 0.65%), 12/06/2025	600,000	597,796
Cooperatieve Rabobank UA, 1.00% (1 yr. CMT Rate + 0.73%), 09/24/2026, (Acquired 08/14/2024; Cost $481,335) (a)	500,000	482,535
Fifth Third Bancorp, 1.71% (SOFR + 0.69%), 11/01/2027	500,000	470,785
Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), 02/12/2026	625,000	617,178
Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25%), 05/22/2030	500,000	465,798
Norinchukin Bank, 5.09%, 10/16/2029, (Acquired 10/09/2024; Cost $504,375) (a)	500,000	500,929
PNC Financial Services Group, Inc., 4.76% (SOFR + 1.09%), 01/26/2027	500,000	499,672
Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026	500,000	501,844
State Street Corp., 5.75% (SOFR + 1.35%), 11/04/2026	500,000	504,831
Wells Fargo & Co., 4.54% (SOFR + 1.56%), 08/15/2026	500,000	498,063
		5,139,431

Electric - 21.9%
AES Corp., 1.38%, 01/15/2026	1,000,000	958,033
Avangrid, Inc.
3.20%, 04/15/2025	625,000	619,805
3.80%, 06/01/2029	500,000	477,471
Electricite de France SA, 3.63%, 10/13/2025, (Acquired 08/14/2024; Cost $462,737) (a)	468,000	462,738
Southern Power Co., 0.90%, 01/15/2026	500,000	477,309
		2,995,356

Electronics - 3.6%
Jabil, Inc., 4.25%, 05/15/2027	500,000	492,656

Energy - Alternate Sources - 2.9%
Hanwha Energy USA Holdings Corp., 4.13%, 07/05/2025, (Acquired 05/14/2024; Cost $396,054) (a)	400,000	397,502

Mining - 3.6%
Southern Copper Corp., 3.88%, 04/23/2025	500,000	496,194

Packaging & Containers - 3.6%
Sonoco Products Co., 1.80%, 02/01/2025	500,000	495,651

Private Equity - 3.5%
HAT Holdings I LLC / HAT Holdings II, LLC, 3.38%, 06/15/2026, (Acquired 05/23/2024; Cost $480,298) (a)	500,000	483,121

REITS - 3.3%
Equinix, Inc., 1.55%, 03/15/2028	500,000	451,080
TOTAL CORPORATE BONDS (Cost $12,268,722)		12,344,427

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%	Shares
First American Government Obligations Fund - Class X, 4.78% (c)	1,267,400	1,267,400
TOTAL SHORT-TERM INVESTMENTS (Cost $1,267,400)		1,267,400

TOTAL INVESTMENTS - 99.3% (Cost $13,536,122)		13,611,827
Other Assets in Excess of Liabilities - 0.7%		94,265
TOTAL NET ASSETS - 100.0%		$13,706,092
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	Security considered restricted. The total market value of these securities was $3,224,912 which represented 23.5% of net assets as of October 31, 2024.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

Carbon Collective Short Duration Green Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$12,344,427	$–	$12,344,427
Money Market Funds	1,267,400	–	–	1,267,400
Total Investments	$1,267,400	$12,344,427	$–	$13,611,827

Refer to the Schedule of Investments for further disaggregation of investment categories.